Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Brainlab Senior Secured Note Payable [Member]
Debt Instrument [Line Items]
Carrying Values	$ 5,026,966	$ 4,902,331
Estimated Fair Value	5,026,966	4,902,331
12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Carrying Values	3,298,967	3,543,594
Estimated Fair Value	3,733,375	3,845,125
Junior Secured Notes Payable 2010 [Member]
Debt Instrument [Line Items]
Carrying Values	1,087,240	1,007,270
Estimated Fair Value	$ 2,476,630	$ 2,476,630